Leases - Summary of Operating Lease, Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash paid for operating leases	¥ 32,429	¥ 34,090	¥ 38,035
Lease liabilities arising from obtaining right-of-use assets	¥ 2,120	¥ 74,876	¥ 13,567